Retirement Plans and Postretirement Costs (Details 1) $ in Thousands	12 Months Ended
Jun. 28, 2015 USD ($)
Pension and SERP Benefits
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	$ 7
Net actuarial loss	1,539
Total	1,546
Postretirement
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	(481)
Net actuarial loss	388
Total	$ (93)